Fees Summary	Oct. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 351,981,000.00
Previously Paid Amount	0.00
Total Fee Amount	53,888.30
Total Offset Amount	0.00
Net Fee	$ 53,888.30